EXPLORATION AND EVALUATION ASSETS (Details)		6 Months Ended			12 Months Ended
		Dec. 31, 2020 USD ($) a		Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) a
Reconciliation [Abstract]
Carrying amount, beginning of period	[1]	$ 7,720,957	[2]	$ 2,265,121	$ 2,265,121
Additions	[1]	5,746,318	[3]		5,455,836
Carrying amount, end of period	[1],[2]	13,467,275			$ 7,720,957
Piedmont Lithium Project [Abstract]
Purchase of exploration and evaluation assets		$ (4,979,977)		$ (1,169,141)
Piedmont Lithium Project [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres) | a		2,322			2,126
Purchase of exploration and evaluation assets		$ 5,056,818			$ 2,747,784
Financed loans and borrowings		$ 689,500			$ 2,708,052
Piedmont Lithium Project [Member] | Land Purchase Option [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres) | a		1,438
Piedmont Lithium Project [Member] | Long-term Lease Option [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres) | a		113
Piedmont Lithium Project [Member] | Owned Property [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres) | a		691
Piedmont Lithium Project [Member] | Lease-to-own [Member]
Piedmont Lithium Project [Abstract]
Surface area of property (in acres) | a		79

[1]	At December 31, 2020, the Piedmont Lithium Project comprised approximately 2,322 acres (June 30, 2020: approximately 2,126 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 691 acres are owned, approximately 113 acres are subject to long-term lease, approximately 79 acres are subject to lease-to-own agreements, and approximately 1,438 acres are subject to exclusive option agreements, which upon exercise, allows the Group to purchase or, in some cases long-term lease, the surface property and associated mineral rights. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.
[3]	During the six months ended December 31, 2020, the Group made land acquisition payments and land option payments totalling US$5,746,318 to landowners which have been treated as acquisition costs and capitalised as 'exploration and evaluation assets'. These acquisitions were settled through a combination of cash payments of US$5,056,818 and vendor financed loans and borrowings of US$689,500. Refer to Note 6 for further information on loans and borrowings.